EARNINGS PER COMMON SHARE - Narrative (Details)	3 Months Ended	6 Months Ended
	Jul. 04, 2020	Jul. 04, 2020	Jul. 06, 2019
Earnings per share [abstract]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	1500000	1100000	0.7